Material Accounting Policies (Details) - Schedule of Estimated Useful Lives for the Current and Comparative Periods	12 Months Ended
Dec. 31, 2023
Plant and equipment [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives for the Current and Comparative Periods [Line Items]
Estimated useful lives	10 years
Leasehold improvements [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives for the Current and Comparative Periods [Line Items]
Estimated useful lives	20 years
Motor vehicles [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives for the Current and Comparative Periods [Line Items]
Estimated useful lives	4 years
Computers [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives for the Current and Comparative Periods [Line Items]
Estimated useful lives	3 years
Furniture and fixtures [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives for the Current and Comparative Periods [Line Items]
Estimated useful lives	6 years